PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 7: - PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2024	2023
Cost:
Computers, software and electronic equipment	$6,086	$4,101
Office, furniture and equipment	2,225	1,854
Molds and others	3,231	2,778
Leasehold improvements	17,045	16,584
	28,587	25,317
Less - accumulated depreciation	(18,770)	(16,072)
Property, plant and equipment, net	$9,817	$9,245

Depreciation and amortization expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $2,698, $2,458 and $2,535, respectively.